Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Capital Stock Prior to and Immediately After Stock Split	The capital stock of the Company prior to and immediately after the Stock Split is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.22%	62.96%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.78%	37.04%
L	Public float	525,208,065	25.00%	0%
Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.38%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100%	100%

Summary of Capital Stock
As of December 31, 2020, 2019 and 2018, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Thousands of Shares

Series of shares (1)	2020	2019	2018
A	7,936,628	7,936,628	7,936,628
B	1,575,624	1,575,624	1,575,624
D	4,668,365	4,668,365	4,668,366
L	2,626,040	2,626,040	2,626,040
	16,806,657	16,806,657	16,806,658
(1)The information for the years ended December 31, 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split occurred in March 2019.

Summary of Dividends Declared and Paid
For the years ended December 31, 2020, 2019 and 2018 the dividends declared and paid per share by the Company are as follows:

Series of shares (1)	2020 (1)	2019	2018
A	Ps. 4,822	Ps. 3,512	Ps. 3,323
D	2,836	2,066	1,955
L	1,595	1,162	1,100
B	957	697	660
	Ps. 10,210	Ps. 7,437	Ps. 7,038
(1)At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 17, 2020, the shareholders declared a dividend of Ps. 10,210 that was paid in May 5, 2020 and November 3, 2020. This represents a dividend of Ps. — per each ordinary share.